Fair Value Measurements - Schedule of Investments accounted at Fair Value (Detail) ¥ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		OCI, Debt Securities, Available-for-Sale, Unrealized Holding Gain (Loss), before Adjustment, after Tax	OCI, Debt Securities, Available-for-Sale, Unrealized Holding Gain (Loss), before Adjustment, after Tax	OCI, Debt Securities, Available-for-Sale, Unrealized Holding Gain (Loss), before Adjustment, after Tax
Investment Accounted Fair Value [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Begining Balance		¥ 3,771		¥ 2,238
Additions		343		475
Disposals		(212)		(59)
Net unrealized fair value increase recognized in earnings		502		1,187
Foreign currency translation adjustments		115		(20)
Transition to assets categorized within level 1	[1]			(50)
Ending balance		¥ 4,519	$ 655	¥ 3,771

[1]	The fair value hierarchy of certain equity investments were transferred from level 3 to level 1 due to the public listing of the investees during the year ended December 31, 2021.